UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (14,691)				$ 1,059,961
Adjustments to reconcile net loss to cash used in operating activities:
Change in fair value of derivative warrant liabilities				$ 1,500,000	(2,745,750)
Offering costs associated with derivative liabilities					502,450
Income from investments held in Trust Account					(11,949)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	14,691				(335,937)
Accounts payable					150,000
Accrued expenses					727,252
Net cash used in operating activities	0	$ (476,570)	$ (565,125)		(653,973)
Cash Flows from Investing Activities:
Cash deposited in Trust Account					(345,000,000)
Net cash used in investing activities		(345,000,000)	(345,000,000)		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party					275,000
Repayment of note payable to related party					(275,000)
Proceeds received from initial public offering, gross					345,000,000
Proceeds received from private placement					8,900,000
Offering costs paid					(7,320,589)
Net cash provided by financing activities		346,861,861	346,796,412		346,579,411
Net change in cash					925,438
Cash - beginning of the period
Cash - end of the period					925,438
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses	33,000	302,000	302,000		85,000
Deferred underwriting commissions		$ 12,075,000	$ 12,075,000		$ 12,075,000
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Rigetti Holdings [Member]
Cash Flows from Operating Activities:
Net loss				(29,507,327)		$ (17,895,346)	$ (26,127,496)	$ (53,816,321)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation				3,705,006		3,184,045	4,299,263	3,941,859
Stock-based compensation				1,499,571		2,702,629	2,592,038	2,780,618
Gain on extinguishment of debt							(8,913,532)
Change in fair value of convertible notes								5,191,117
Change in fair value of simple agreement for future equity								382,397
Change in fair value of derivative warrant liabilities				1,552,546		(8,913,532)
Issuance of forward contract agreement liabilities				400,000
Amortization of debt issuance costs				183,333
Changes in operating assets and liabilities:
Accounts receivable				(990,183)		(389,239)	(290,399)	312,304
Prepaid expenses and other current assets				(352,924)		420,946	244,932	(833,709)
Other assets				(752,125)		(1,655)	(2,248)	103,162
Deferred revenue				139,166		(1,504,737)	(1,659,856)	2,028,229
Accounts payable				542,697		(2,301,430)	(1,995,037)	1,919,491
Accrued expenses				(67,414)		569,923	1,403,772	1,102,038
Other liabilities				790,364		262,108	381,300
Net cash used in operating activities				(22,857,290)		(23,866,288)	(30,067,263)	(36,888,815)
Cash Flows from Investing Activities:
Business Combination, net of cash acquired								149,484
Purchase of property and equipment				(5,960,552)		(3,582,946)	(4,400,432)	(3,093,840)
Net cash used in investing activities				(5,960,552)		(3,582,946)	(4,400,432)	(2,944,356)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes						2,200,000	2,200,000	19,950,000
Proceeds from issuance of notes payable				20,000,000
Payments on deferred offering costs				(543,797)
Proceeds from issuance of preferred stock and warrants, net						54,022,876	54,022,876
Repayment of debt								(2,839,261)
Proceeds from issuance of common stock upon exercise of stock options				260,064		51,384	51,384	130,045
Proceeds from issuance of common stock upon exercise of warrants				30,663		14,980	14,980
Simple agreement for future equity								1,500,000
Net cash provided by financing activities				19,746,930		56,289,240	56,289,240	18,740,784
Effect of changes in exchange rate on cash and restricted cash				(7,191)		23,075	72,136	(15,311)
Net increase (decrease) in cash and restricted cash				(9,078,103)		28,863,081	21,893,681	(21,107,698)
Cash and restricted cash at beginning of period				22,519,522		625,841	625,841	21,733,539
Cash and restricted cash at end of period				13,441,419		29,488,922	22,519,522	625,841
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest				1,260,640		$ 51,666	51,666	170,098
Supplemental disclosure of non-cash investing activity:
Fair value of common stock issued as consideration for Business Combinations								5,572,454
Supplemental disclosure of noncash financing activities:
Fair value of loan and security agreement warrant liability				2,690,574
Exercise of series B-2 redeemable convertible preferred stock warrants								$ 122,000
Conversion of redeemable convertible preferred stock to common stock upon equity recapitalization							120,793,893
Conversion of convertible notes to redeemable convertible preferred stock and warrants							19,874,439
Issuance of redeemable convertible preferred stock upon equity recapitalization							7,734,083
Issuance of common stock in connection with debt modification							1,443,605
Conversion of SAFE to redeemable convertible preferred stock							1,190,530
Conversion of convertible notes to common stock							427,690
Issuance of warrants to customer							$ 154,330
Unpaid deferred offering costs				$ 1,106,539